Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Fair Value Hierarchy of its Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis	The following table represents the Company’s fair value hierarchy of its financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2024 and December 31, 2023.
	September 30, 2024			December 31, 2023
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Short-term investments	$1,416,056	$-	$-	$2,592,689	$-	$-
Equity securities	$-	$-	$199,998	$-	$-	$-
The following table represents the Company’s fair value hierarchy of its financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2023 and 2022.
	December 31, 2023			December 31, 2022
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Short-term investments	$2,592,689	$-	$-	$-	$-	$-

Schedule of Computation of Diluted Shares Outstanding as they would have had an Anti-Dilutive Impact on the Company’s Net Loss	For the three and nine months ended September 30, 2024 and 2023, the following common stock equivalents were excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact on the Company’s net loss.
	September 30,
	2024	2023
Common stock equivalents:
Warrants	2,666,096	11,245
Stock options	64,084	38,333
Total	2,730,180	49,578
The following were excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact on the Company’s net loss.
	December 31,
	2023	2022
Common stock equivalents:
Warrants	11,245	-
Stock options	38,333	-
Total	49,578	-

Schedule of Investment in Equity Securities, at Fair Value for the Periods	The following table summarizes activity in the Company’s investment in equity securities, at fair value for the periods presented:
	Nine Months Ended September 30,	Nine Months Ended September 30,
	2024	2023
Balance, beginning of period	$-	$-
Additions	199,998	-
Balance, end of period	$199,998	$-